Condensed Financial Statements of Kentucky First Federal Bancorp (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Income
Interest income	$ 10,895	$ 11,254
Total income	11,316	11,634
Non-interest expenses	8,531	8,549
Earnings before income taxes	1,448	2,097
Federal income tax expense (benefit)	513	596
NET INCOME	935	1,501
Parent Company [Member]
Income
Interest income	79	86
Total income	1,282	1,836
Non-interest expenses	414	462
Earnings before income taxes	868	1,374
Federal income tax expense (benefit)	(67)	(127)
NET INCOME	935	1,501
First Federal of Hazard [Member] | Parent Company [Member]
Income
Dividends
Equity in undistributed (excess distributed) earnings	133	186
First Federal of Frankfort [Member] | Parent Company [Member]
Income
Dividends	1,564	2,057
Equity in undistributed (excess distributed) earnings	$ (494)	$ (493)